Operating Expenses - Components of Operating Expenses (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Expenses 1 [abstract]
Severance costs	$ 129	$ 135
Restructuring charges	$ 117	$ 127